Net finance costs (Details) - GBP (£) £ in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
Disclosure of attribution of expenses by nature to their function [line items]
Net finance costs	£ 969	£ 305
Gain related to tender offer		590
Tender offer		1,800
Tender offer accrued interest and other costs		3
FV loss on derivatives	£ 4	£ 23
Proportion of average cost of debt	5.10%	4.90%	5.30%
Coupon on perpetual hybrid bonds net of tax	£ 22	£ 21
Financial liabilities at fair value
Disclosure of attribution of expenses by nature to their function [line items]
FV loss on derivatives		28
Reported at CC
Disclosure of attribution of expenses by nature to their function [line items]
Net finance costs	£ 885	821
Percentage increase in net finance cost	7.80%
FII GLO
Disclosure of attribution of expenses by nature to their function [line items]
Interest related to FII GLO	£ 19	31
Canada
Disclosure of attribution of expenses by nature to their function [line items]
Net finance costs	59
Interest expense	10
Brazil
Disclosure of attribution of expenses by nature to their function [line items]
(c) Romania other taxes	3	15
Netherlands
Disclosure of attribution of expenses by nature to their function [line items]
Interest expense	£ 3	£ 5
British Pound
Disclosure of attribution of expenses by nature to their function [line items]
Increase in exchange rate	1.70%